Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity		Ordinary Shares CNY (¥) shares		Ordinary Shares USD ($) shares		Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Share subscription receivable CNY (¥)	Share subscription receivable USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	CNY (¥) shares		USD ($) shares
Balance (in Dollars) | ¥		¥ 12,720				¥ 65,063,327		¥ (12,720)		¥ (37,278,750)		¥ 23,160		¥ 27,807,737
Balance (in Shares) | shares	[1]	20,000,000		20,000,000
Balance at Jun. 30, 2024 | ¥		¥ 12,720				65,063,327		(12,720)		(37,278,750)		23,160		27,807,737
Balance (in Shares) at Jun. 30, 2024 | shares	[1]	20,000,000		20,000,000
Net loss | ¥										(2,837,220)				(2,837,220)
Foreign currency translation adjustments | ¥												(11,384)		(11,384)
Balance at Dec. 31, 2024 | ¥		¥ 12,720				65,063,327		(12,720)		(40,115,970)		11,776		24,959,133
Balance (in Shares) at Dec. 31, 2024 | shares	[1]	20,000,000		20,000,000
Balance (in Dollars) | ¥		¥ 12,720				65,063,327		(12,720)		(40,115,970)		11,776		24,959,133
Balance (in Shares) | shares	[1]	20,000,000		20,000,000
Balance (in Dollars) | ¥		¥ 14,177				107,349,192		(12,720)		(49,761,797)		(766,265)		¥ 56,822,587
Balance (in Shares) | shares		22,000,000	[1]	22,000,000	[1]									22,000,000	[2]	22,000,000	[2]
Balance at Jun. 30, 2025 | ¥		¥ 14,177				107,349,192		(12,720)		(49,761,797)		(766,265)		¥ 56,822,587
Balance (in Shares) at Jun. 30, 2025 | shares		22,000,000	[1]	22,000,000	[1]									22,000,000	[2]	22,000,000	[2]
Net loss										(11,431,207)				¥ (11,431,207)		$ (1,634,641)
Foreign currency translation adjustments												(692,334)		(692,334)		(99,002)
Balance at Dec. 31, 2025		¥ 14,177		$ 2,027		107,349,192	$ 15,350,730	(12,720)	$ (1,819)	(61,193,004)	$ (8,750,483)	(1,458,599)	$ (208,577)	¥ 44,699,046		$ 6,391,878
Balance (in Shares) at Dec. 31, 2025 | shares		22,000,000	[1]	22,000,000	[1]									22,000,000	[2]	22,000,000	[2]
Balance (in Dollars)		¥ 14,177		$ 2,027		¥ 107,349,192	$ 15,350,730	¥ (12,720)	$ (1,819)	¥ (61,193,004)	$ (8,750,483)	¥ (1,458,599)	$ (208,577)	¥ 44,699,046		$ 6,391,878
Balance (in Shares) | shares		22,000,000	[1]	22,000,000	[1]									22,000,000	[2]	22,000,000	[2]

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s recapitalization. (Note 1 (c))
[2]	The shares and per share data are presented on a retroactive basis to reflect the Company’s recapitalization. (Note 1 (c)).